Patent Licenses - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Intangible Assets Goodwill [Line Items]
Option and license fees	$ 340,000	$ 340,000
Additional option fees	22,500	22,500
Additional license fees	400,000	400,000
Cash proceeds	5,000,000	5,000,000
Patent acquisition costs	1,485,000	1,336,000
ACT IP
Intangible Assets Goodwill [Line Items]
Option and license fees		225,000
Patent acquisition costs	$ 747,000	$ 747,000
Convertible Notes Payable
Intangible Assets Goodwill [Line Items]
Interest rate	10.00%	10.00%